DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Deposits Prepayments And Other Receivables
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

	As of December 31,
	2024	2023
	$’000	$’000
Prepayment	102	616
Deposit	84	331
Advance to suppliers (1)	7,397	929
Other receivables	632	89
Deposits, prepayments and other receivables	8,215	1,965

(1)	Advance payment to suppliers are required to secure the purchase of the equipment in the ordinary course of business.